Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Lease Cost	The components of total lease expense are as follows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating lease cost	$2,407	$3,831	$3,108
Short-term lease cost	59	73	13
Variable lease cost	—	—	—
Total lease cost	$2,466	$3,904	$3,121
The short-term lease cost disclosed in the table above reflects our ongoing short-term lease commitments.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash flow from operating activities(1)	$3,058	$4,056	$(3,710)
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$—	$—	$11,006
(1)Our real estate lease for office space in Alpharetta, Georgia required the landlord to reimburse certain expenditures incurred by us towards construction of improvements. The reimbursement was received during the year ended December 31, 2022 and exceeded the payments required to be made pursuant to the lease during the year.
Summary of Lessee Balance Sheet
The following table shows balance sheet information about our leases:

	Balance sheet classification	December 31, 2024	December 31, 2023
Right-of-use assets	Other assets, noncurrent	$7,946	$9,356
Lease liabilities, current	Other current liabilities	$3,793	$3,508
Lease liabilities, noncurrent	Other liabilities, noncurrent	$16,104	$19,882
See Notes 6 and 7 for information on impairments recorded for certain right-of-use assets.
Lessee, Operating Lease, Liability, Maturity
Future minimum lease payments under non-cancellable leases as of December 31, 2024 were as follows:

For the year ended December 31,
2025	$4,702
2026	3,450
2027	2,947
2028	3,047
2029	3,117
Thereafter	6,156
Total undiscounted lease payments	$23,419
Less: imputed interest	$(3,522)
Total lease liability	$19,897
Current	$3,793
Noncurrent	$16,104